Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) $ in Millions	Jun. 30, 2024 USD ($)
No scheduled due date [member] | Copper World [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1